Basis of preparation and accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Basis of preparation and accounting policies [Abstract]
Schedule of exchange rates applied	Exchange rates
The exchange rates applied for balances and transactions in currencies other than the presentation currency of the Group, US dollars (USD), were:

	Closing rate at year end		Average rate for the year to date
USD : local currency	31 Dec 2025	31 Dec 2024	2025	2024	2023
Chinese yuan (CNY)	6.99	7.30	7.19	7.20	7.09
Hong Kong dollar (HKD)	7.78	7.77	7.80	7.80	7.83
Indian rupee (INR)	89.88	85.61	87.17	83.67	82.60
Indonesian rupiah (IDR)	16,675.00	16,095.00	16,462.13	15,844.88	15,230.82
Malaysian ringgit (MYR)	4.06	4.47	4.28	4.58	4.56
Singapore dollar (SGD)	1.29	1.36	1.31	1.34	1.34
Taiwan dollar (TWD)	31.42	32.78	31.16	32.12	31.17
Thai baht (THB)	31.49	34.24	32.87	35.29	34.80
UK pound sterling (GBP)	0.74	0.80	0.76	0.78	0.80
Vietnamese dong (VND)	26,300.00	25,485.00	26,008.80	25,057.63	23,835.92

Schedule of yield curves used to discount cash flows of insurance contracts for major currencies	The following tables set out the range of yield curves used to discount cash flows of insurance contracts for major currencies. These discount rates include the illiquidity premium applied to the portfolios written in each currency. A range is shown to represent the fact that different products apply different proportions of the reference portfolio’s illiquidity premium (either

31 Dec 2025%
	1 year	5 years	10 years	15 years	20 years
Chinese yuan (CNY)	1.34 – 1.62	1.64 – 1.92	1.86 – 2.14	2.19 – 2.47	2.31 – 2.59
Hong Kong dollar (HKD)	2.99 – 3.34	3.08 – 3.43	3.46 – 3.81	3.69 – 4.04	3.81 – 4.16
Indonesian rupiah (IDR)	4.93 – 5.33	5.79 – 6.19	6.42 – 6.82	6.81 – 7.21	7.02 – 7.42
Malaysian ringgit (MYR)	3.01 – 3.20	3.41 – 3.60	3.67 – 3.86	3.94 – 4.13	4.14 – 4.33
Singapore dollar (SGD)	1.42 – 1.71	1.91 – 2.34	2.18 – 2.48	2.26 – 2.63	2.23 – 2.82
United States dollar (USD)	3.51 – 3.80	3.77 – 4.22	4.29 – 4.60	4.78 – 5.16	5.09 – 5.70

31 Dec 2024%
	1 year	5 years	10 years	15 years	20 years
Chinese yuan (CNY)	1.08 – 1.51	1.42 – 1.85	1.70 – 2.13	1.92 – 2.35	2.03 – 2.46
Hong Kong dollar (HKD)	4.32 – 4.75	4.04 – 4.47	4.09 – 4.52	4.15 – 4.58	4.19 – 4.62
Indonesian rupiah (IDR)	7.13 – 7.51	7.13 – 7.51	7.18 – 7.56	7.27 – 7.65	7.33 – 7.71
Malaysian ringgit (MYR)	3.43 – 3.68	3.65 – 3.90	3.87 – 4.12	4.06 – 4.31	4.21 – 4.46
Singapore dollar (SGD)	2.76 – 3.37	2.79 – 3.40	2.89 – 3.50	2.93 – 3.54	2.84 – 3.45
United States dollar (USD)	4.20 – 4.84	4.44 – 5.08	4.66 – 5.30	4.89 – 5.53	5.02 – 5.66